UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2009
                                                   -----------------

Check here if Amendment [X];                Amendment Number:    1
                                                               ------

     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ecofin Limited
             ----------------------------------
Address:     15 Buckingham Street
             ----------------------------------
             London WC2N 6DU, United Kingdom
             ----------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ------------------------
Title:     Chairman
           ------------------------
Phone:     +44 (0)20 7451 2941
           ------------------------

Signature, Place, and Date of Signing:

           /s/ John Murray     London, United Kingdom     October 19, 2009
           ---------------     ----------------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            -----------

Form 13F Information Table Entry Total:     34
                                            -----------

Form 13F Information Table Value Total:     $467,577
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

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

                                                                                     Invest-
                                Title                                                 ment    Other       Voting Authority
                                 Of                  Value     Shares /  Sh /  Put/  Discre-  Mana-  ------------------------------
Security                        Class     CUSIP    (x$1,000)   Prn Amt   Prn   Call   tion    gers     Sole     Shared  None
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ------------------------------
ALLEGHENY ENERGY               COM      017361106     19,721     743,644    SH          Sole           743,644
INC

AMERICAN ELECTRIC              COM      25537101      27,447     885,688    SH          Sole           885,688
POWER

CALPINE CORP (UN*)             COM      131347304      8,931     775,301    SH          Sole           775,301
                               NEW

CHENIERE ENERGY                COM      16411Q101      4,296   1,466,286    SH          Sole         1,466,286
INC

CMS ENERGY CORP                COM      125896100     25,664   1,915,260    SH          Sole         1,915,260

COVANTA HOLDING                COM      22282E102      6,988     411,066    SH          Sole           411,066
CORP

DPL INC                        COM      233293109      8,716     333,952    SH          Sole           333,952

EL PASO CORP                   COM      28336L109     20,289   1,966,005    SH          Sole         1,966,005

ENTERGY CORP                   COM      29364G103     22,628     283,348    SH          Sole           283,348

EXELON CORP                    COM      30161N101      4,696      94,632    SH          Sole            94,632

FPL 8.375% CV PREF             CONVPRF  302571609     20,000     400,000    SH          Sole           400,000
(UN*)

ITC HOLDINGS CORP              COM      465685105     69,922   1,538,436    SH          Sole         1,538,436

NORTHEAST UTILITIES            COM      664397106      7,255     305,594    SH          Sole           305,594

NRG ENERGY INC                 COM      629377508     15,345     544,348    SH          Sole           544,348
                               NEW

NV ENERGY INC                  COM      67073Y106     12,054   1,040,041    SH          Sole         1,040,041

P G AND E CORP                 COM      69331C108     16,579     409,449    SH          Sole           409,449

PENN VIRGINIA GP               COM      70788P105      5,850     455,924    SH          Sole           455,924
HOLDINGS LP (UN*)             UNIT R
                               LIM

PEPCO HOLDINGS INC             COM      713291102     13,961     938,220    SH          Sole           938,220

PINNACLE WEST                  COM      723484101     11,107     338,432    SH          Sole           338,432
CAPITAL

PORTLAND GENERAL               COM      736508847     10,097     512,030    SH          Sole           512,030
ELECTRIC CO                    NEW

PPL CORPORATION                COM      69351T106     29,885     985,018    SH          Sole           985,018

PROGRESS ENERGY                COM      743263105      3,484      89,204    SH          Sole            89,204
INC

PUBLIC SERVICE                 COM      744573106     27,978     889,870    SH          Sole           889,870
ENTERPRISE GP

QUESTAR CORP                   COM      748356102      4,309     114,730    SH          Sole           114,730

SEMPRA ENERGY                  COM      816851109     22,905     459,847    SH          Sole           459,847

SHORT SANDP500                 COM      74347R503      3,964      70,440    SH          Sole            70,440
PROSHARES US

SPDR TR                       UNIT      78462F103        252       3,600    SH          Sole             3,600
                             SER 1

SOUTH JERSEY                   COM      838518108      3,627     102,754    SH          Sole           102,754
INDUSTRIES

TECO ENERGY INC                COM      872375100     15,523   1,102,500    SH          Sole         1,102,500

UTILITIES SELECT               SBI      81369Y886         31       1,040    SH          Sole             1,040
SECTOR SPDR                   MATERI
                               ALS

VECTREN                        COM      92240G101      2,573     111,661    SH          Sole           111,661
CORPORATION

WGL HOLDINGS                   COM      92924F106      1,932      58,292    SH          Sole            58,292

WILLIAMS COS INC               COM      969457100     26,659   1,491,853    SH          Sole         1,491,853

YINGLI GREEN                   ADR      98584B103      1,909     153,220    SH          Sole           153,220
ENERGY HOLD-ADR
(US*)


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